Segmented information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
External gold revenue	$ 3,061,238	$ 1,902,030
Production costs	745,446	681,828
Depreciation & depletion	443,112	369,561
Impairment of long-lived assets	0	876,376
Write-down of mining interests	5,118	636
Current income tax, withholding and other taxes	694,650	319,726
Net income (loss)	426,699	(626,653)
Capital expenditures	863,069	919,703
Total assets	5,879,316	4,813,998
Operating segments | Fekola Mine
Disclosure of operating segments [line items]
External gold revenue	1,743,698	951,676
Production costs	408,105	384,221
Depreciation & depletion	217,269	162,011
Impairment of long-lived assets		162,673
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	380,470	154,415
Net income (loss)	490,309	(76,859)
Capital expenditures	223,279	262,204
Total assets	1,532,603	1,368,733
Operating segments | Fekola Regional
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	531	1,986
Impairment of long-lived assets		52,543
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	1,609	46
Net income (loss)	(4,286)	(68,728)
Capital expenditures	22,180	19,289
Total assets	211,893	187,484
Operating segments | Masbate Mine
Disclosure of operating segments [line items]
External gold revenue	402,761	464,141
Production costs	162,484	161,462
Depreciation & depletion	92,797	83,352
Impairment of long-lived assets		0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	117,886	55,840
Net income (loss)	264,230	112,930
Capital expenditures	43,896	33,412
Total assets	734,576	769,617
Operating segments | Otjikoto Mine
Disclosure of operating segments [line items]
External gold revenue	623,477	486,213
Production costs	130,327	136,145
Depreciation & depletion	110,747	116,289
Impairment of long-lived assets		0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	194,685	109,282
Net income (loss)	247,238	122,454
Capital expenditures	32,137	36,667
Total assets	310,808	355,551
Operating segments | Goose Mine
Disclosure of operating segments [line items]
External gold revenue	2,510	0
Production costs	44,530	0
Depreciation & depletion	19,487	3,770
Impairment of long-lived assets		661,160
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	0	48
Net income (loss)	80,037	(663,781)
Capital expenditures	496,088	544,255
Total assets	2,286,395	1,607,392
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	0	0
Impairment of long-lived assets		0
Write-down of mining interests	5,118	636
Current income tax, withholding and other taxes	0	0
Net income (loss)	(7,971)	(1,827)
Capital expenditures	45,248	22,568
Total assets	381,917	328,717
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
External gold revenue	288,792	0
Production costs	0	0
Depreciation & depletion	2,281	2,153
Impairment of long-lived assets		0
Write-down of mining interests	0	0
Current income tax, withholding and other taxes	0	95
Net income (loss)	(642,858)	(50,842)
Capital expenditures	241	1,308
Total assets	421,124	$ 196,504
Intersegment
Disclosure of operating segments [line items]
External gold revenue	0
Intersegment | Fekola Mine
Disclosure of operating segments [line items]
External gold revenue
Intersegment | Fekola Regional
Disclosure of operating segments [line items]
External gold revenue
Intersegment | Masbate Mine
Disclosure of operating segments [line items]
External gold revenue	284,490
Intersegment | Otjikoto Mine
Disclosure of operating segments [line items]
External gold revenue	61,592
Intersegment | Goose Mine
Disclosure of operating segments [line items]
External gold revenue	163,141
Intersegment | Other Mineral Properties
Disclosure of operating segments [line items]
External gold revenue
Intersegment | Corporate & Other
Disclosure of operating segments [line items]
External gold revenue	$ (509,223)